Average Annual Total Returns		12 Months Ended	28 Months Ended	40 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended	52 Months Ended	60 Months Ended		68 Months Ended	78 Months Ended	85 Months Ended	99 Months Ended	120 Months Ended
	Nov. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Advisor Shares Dorsey Wright A D R E T F [Member] | AdvisorShares Dorsey Wright ADR ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		25.34%							6.46%						7.55%
Advisor Shares Dorsey Wright A D R E T F [Member] | AdvisorShares Dorsey Wright ADR ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		24.59%							6.04%						7.23%
Advisor Shares Dorsey Wright A D R E T F [Member] | AdvisorShares Dorsey Wright ADR ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		14.96%							4.92%						6.02%
Advisor Shares Dorsey Wright A D R E T F [Member] | AdvisorShares Dorsey Wright ADR ETF | M S C I E A F E Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.82%							4.73%						5.20%
Advisor Shares Dorsey Wright F S M U S Core E T F [Member] | AdvisorShares Dorsey Wright FSM US Core ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		20.49%							14.32%	14.28%
Performance Inception Date	Dec. 26, 2019
Advisor Shares Dorsey Wright F S M U S Core E T F [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.40%							14.19%	14.15%
Performance Inception Date	Dec. 26, 2019
Advisor Shares Dorsey Wright F S M U S Core E T F [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.13%							11.49%	11.45%
Performance Inception Date	Dec. 26, 2019
Advisor Shares Dorsey Wright F S M U S Core E T F [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | Sp 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%							14.53%	14.42%
Performance Inception Date	Dec. 26, 2019
Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		18.65%							10.83%	10.68%
Performance Inception Date	Dec. 26, 2019
Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.65%							10.52%	10.37%
Performance Inception Date	Dec. 26, 2019
Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.04%							8.48%	8.36%
Performance Inception Date	Dec. 26, 2019
Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | Msci All Country World Index Net Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.49%							10.06%	10.11%
Performance Inception Date	Dec. 26, 2019
Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		5.88%								(15.76%)		(18.45%)
Performance Inception Date	Jul. 10, 2018
Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.37%								(16.59%)		(19.47%)
Performance Inception Date	Jul. 10, 2018
Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.49%								(10.70%)		(12.83%)
Performance Inception Date	Jul. 10, 2018
Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | Sp 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%								14.07%		14.53%
Performance Inception Date	Jul. 10, 2018
Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		10.17%							12.10%					12.88%
Performance Inception Date	Sep. 20, 2016
Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.91%							11.98%					12.68%
Performance Inception Date	Sep. 20, 2016
Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.03%							9.63%					10.58%
Performance Inception Date	Sep. 20, 2016
Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | Sp 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%							14.53%					14.98%
Performance Inception Date	Sep. 20, 2016
Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		20.22%			(3.49%)
Performance Inception Date	Jul. 01, 2021
Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.22%			(3.61%)
Performance Inception Date	Jul. 01, 2021
Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.97%			(2.67%)
Performance Inception Date	Jul. 01, 2021
Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | Sp 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%			10.89%
Performance Inception Date	Jul. 01, 2021
Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		18.29%				9.25%
Performance Inception Date	Apr. 20, 2021
Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.29%				9.01%
Performance Inception Date	Apr. 20, 2021
Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.83%				7.13%
Performance Inception Date	Apr. 20, 2021
Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Sp 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%				11.68%
Performance Inception Date	Apr. 20, 2021
Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		12.15%							10.46%						8.88%
Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.85%							10.09%						8.55%
Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.19%							8.19%						7.16%
Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | Russell 3000 Value Index Total Return [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		23.81%							13.86%						12.55%
Advisor Shares Msos Daily Leveraged Etf [Member] | AdvisorShares MSOS Daily Leveraged ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		(81.67%)	(87.39%)
Performance Inception Date	Aug. 24, 2022
Advisor Shares Msos Daily Leveraged Etf [Member] | AdvisorShares MSOS Daily Leveraged ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(81.67%)	(87.39%)
Performance Inception Date	Aug. 24, 2022
Advisor Shares Msos Daily Leveraged Etf [Member] | AdvisorShares MSOS Daily Leveraged ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(44.29%)	(51.74%)
Performance Inception Date	Aug. 24, 2022
Advisor Shares Msos Daily Leveraged Etf [Member] | AdvisorShares MSOS Daily Leveraged ETF | Sp 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		18.02%	25.02%
Performance Inception Date	Aug. 24, 2022
Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent				(19.44%)									(48.09%)
Performance Inception Date	Sep. 15, 2021
Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				(20.06%)									(48.35%)
Performance Inception Date	Sep. 15, 2021
Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				(11.59%)									(28.88%)
Performance Inception Date	Sep. 15, 2021
Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Sp 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent				25.02%									10.29%
Performance Inception Date	Sep. 15, 2021
Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		(18.76%)							(25.69%)		(31.74%)
Performance Inception Date	Apr. 17, 2019
Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(19.57%)							(26.33%)		(32.46%)
Performance Inception Date	Apr. 17, 2019
Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(10.90%)							(16.11%)		(17.73%)
Performance Inception Date	Apr. 17, 2019
Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Sp 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%							14.53%		15.05%
Performance Inception Date	Apr. 17, 2019
Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		(46.36%)						(35.24%)
Performance Inception Date	Sep. 01, 2020
Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(45.36%)						(35.25%)
Performance Inception Date	Sep. 01, 2020
Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(26.85%)						(21.30%)
Performance Inception Date	Sep. 01, 2020
Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Sp 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%						14.27%
Performance Inception Date	Sep. 01, 2020
Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		17.40%					9.47%
Performance Inception Date	Dec. 28, 2020
Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.40%					9.47%
Performance Inception Date	Dec. 28, 2020
Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.30%					7.43%
Performance Inception Date	Dec. 28, 2020
Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%					13.71%
Performance Inception Date	Dec. 28, 2020
Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		(7.75%)							(18.46%)						(16.28%)
Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(10.51%)							(19.55%)						(16.84%)
Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(4.60%)							(12.83%)						(9.65%)
Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%							14.53%						13.10%
Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		23.20%				4.28%
Performance Inception Date	Apr. 20, 2021
Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		23.12%				3.98%
Performance Inception Date	Apr. 20, 2021
Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.74%				3.16%
Performance Inception Date	Apr. 20, 2021
Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%				11.68%
Performance Inception Date	Apr. 20, 2021
Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		11.86%							5.74%						5.72%
Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.40%							5.44%						5.48%
Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.03%							4.39%						4.49%
Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | Msci All Country World Index Net Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.49%							10.06%						9.23%
ADVISORSHARES VICE ETF | AdvisorShares Vice ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		18.18%							5.93%				4.90%
Performance Inception Date	Dec. 11, 2017
ADVISORSHARES VICE ETF | AdvisorShares Vice ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.50%							5.47%				4.35%
Performance Inception Date	Dec. 11, 2017
ADVISORSHARES VICE ETF | AdvisorShares Vice ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.77%							4.46%				3.63%
Performance Inception Date	Dec. 11, 2017
ADVISORSHARES VICE ETF | AdvisorShares Vice ETF | Sp 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%							14.53%				13.80%
Performance Inception Date	Dec. 11, 2017